Leases - Summary of Supplemental Consolidated Balance Sheet Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
Operating leases right-of-use assets (note)	¥ 132,607		¥ 127,824
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets	Other non-current assets
Current portion of lease liabilities	¥ 63,720		¥ 49,992
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Non-current portion of lease liabilities	¥ 70,031	$ 10,014	¥ 79,934
Total operating lease liabilities	¥ 133,751		¥ 129,926
Weighted-average remaining lease term (in years) – operating leases	3 years 8 months 12 days	3 years 8 months 12 days	4 years 7 months 28 days
Weighted-average discount rate – operating leases	3.47%	3.47%	3.63%